Long-term Debt - Summary of Long-Term Debt Contractual Maturities (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Debt [Member]
Debt Instrument [Line Items]
2019	$ 34,365
2020	56,881
2021	248,773
2022	556,256
2023	541,275
Later years	1,477,002
Debt [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2019	34,365
2020	56,881
2021	248,773
2022	556,256
2023	541,275
Later years	1,477,002
Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2019	5,245
2020	5,368
2021	5,498
2022	4,064
2023	2,900
Later years	2,789
Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2019	5,245
2020	5,368
2021	5,498
2022	4,064
2023	2,900
Later years	2,789
Debt Net of Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2019	29,120
2020	51,513
2021	243,275
2022	552,192
2023	538,375
Later years	1,474,213
Debt Net of Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2019	29,120
2020	51,513
2021	243,275
2022	552,192
2023	538,375
Later years	$ 1,474,213